TRADE RECEIVABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Trade Receivable
TRADE RECEIVABLE

10.	TRADE RECEIVABLE

	December 31,	June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Non-current
Trade receivables from third parties	13,128	8,460	1,166
Less: Impairment allowance	(2,608)	(3,746)	(516)
	10,520	4,714	650

Current
Trade receivables from service concession agreement	22,927	29,276	4,036
Trade receivables from construction contracts	34,850	37,265	5,137
Less: Impairment allowance	(11,017)	(10,267)	(1,415)
	46,760	56,274	7,758

Total	57,280	60,988	8,408

An aging analysis of the trade receivables as of the end of the reporting period, based on the invoice date and net of loss allowance, is as follows:

	December 31,	June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Within 1 year	18,401	14,577	2,010
Between 1-2 years	13,896	13,058	1,800
Between 2-3 years	4,518	11,860	1,635
Over 3 years	20,465	21,493	2,963

Total	57,280	60,988	8,408

Movements of loss allowance during the year/period are analyzed as follows:

	Year Ended December 31,	Six Months Ended June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Beginning of the year/period	17,614	13,625	1,878
Provision for expected credit losses (“ECLs”)	(3,989)	388	53

End of the year/period	13,625	14,013	1,931

The Group elected to apply the simplified approach for providing impairment for ECLs prescribed by IFRS 9, which permits the use of the lifetime expected loss provision for all trade receivables. To measure ECLs, trade receivables were classified according to the characteristics of shared credit risk and days past due. The ECLs below also incorporate forward looking information. The impairment as of December 31, 2022 and June 30, 2023 was determined as follows:

		Past Due
	Current	within 1 years	1-2 years	2-3 years	over 3 years		Total

As of December 31, 2022:
Expected credit loss rate		0%	9%	29%	34%		19%
Gross carrying amount (CNY)	—	18,406	15,195	6,399	30,905		70,905
Impairment allowances (CNY)	—	5	1,299	1,881	10,440	(i)	13,625

As of June 30, 2023:
Expected credit loss rate		0%	0%	12%	36%		19%
Gross carrying amount (CNY)	335	14,291	13,062	13,474	33,839		75,001
Impairment allowances (CNY)	—	49	4	1,614	12,346	(i)	14,013
Impairment allowances (US$)	—	7	1	222	1,701		1,931

(i)	The impairment allowances included an amount of CNY4,600 and CNY4,619 (US$637) as of December 31, 2022 and June 30, 2023, respectively, for specific trade receivables which were considered to be in default due to conditions which indicated that the Group was unlikely to receive the outstanding contractual amounts in full.

14.	TRADE RECEIVABLES

	December 31,
	2021	2022	2022
	CNY	CNY	US$

Non-current
Trade receivables from construction contracts	17,033	13,128	1,904
Less: Impairment allowance	(7,532)	(2,608)	(379)
Total of Non-current trade receivables	9,501	10,520	1,525

Current
Trade receivables from service concession agreement	11,252	22,927	3,324
Trade receivables from construction contracts	40,356	34,850	5,052
Less: Impairment allowance	(10,082)	(11,017)	(1,597)
Total of current trade receivables	41,526	46,760	6,779

Total	51,027	57,280	8,304

The Group’s trade receivables arise from the provision of construction services for wastewater treatment projects, sale of wastewater treatment equipment, and operation service of the service concession arrangement. The majority of the Group’s customers are town/village government entities or main contractors of the governmental infrastructure projects whose time of payment for the service or goods received from the Group depend on the appropriation and approval of the fiscal funds. Accordingly, the Group granted various credit terms to different customers, depending on the nature and background of the customers and projects. The Group generally granted customers a credit period of one month to three months, except for some of the customers for construction services, sales of wastewater treatment equipment and maintenance services who will generally settle the amounts owed to the Group in a number of specified installments covering periods ranging from one year to five years. Apart from the trade receivables related to the service concession arrangement which bear no interest, the trade receivables of construction services, operation and maintenance services and sale of wastewater treatment equipment bear an imputed interest rate of 4.75% per annum.

An aging analysis of the trade receivables as of the end of the reporting period, based on the invoice date and net of loss allowance, is as follows:

	December 31,
	2021	2022	2022
	CNY	CNY	US$

Within 1 year	19,026	18,401	2,667
Between 1-2 years	5,106	13,896	2,015
Between 2-3 years	12,796	4,518	655
Over 3 years	14,099	20,465	2,967

Total	51,027	57,280	8,304

The movement in the loss allowance for trade receivables during the years indicated are as follows:

	December 31,
	2021	2022	2022
	CNY	CNY	US$

Beginning of the year	13,774	17,614	2,554
(Reversal)/provision for expected credit losses, net	3,840	(3,989)	(578)

End of the year	17,614	13,625	1,976

A decrease in the loss allowance of CNY3,992 (US$579) (2021: increase CNY3,839) was the result of a net decrease (2021: a net increase) in the gross carrying amount after the settlement of trade receivables of construction contracts and origination of new trade receivables of construction contracts.

The Group elected to apply the simplified approach for providing impairment for ECLs prescribed by IFRS 9, which permits the use of the lifetime expected loss provision for all trade receivables. To measure the ECLs, trade receivables were grouped based on the shared credit risk characteristics and the days past due. The ECLs below also incorporate forward-looking information. The impairment as of December 31, 2021 and 2022 was determined as follows:

	Past due
	Current	Within 1 year	1-2 years	2-3 years	Over 3 years		Total
As of December 31, 2021:
Expected credit loss rate:		6%	26%	13%	48%		26%
Gross carrying amount (CNY)	3,670	16,311	6,865	14,712	27,083		68,641
Impairment allowances (CNY)		955	1,759	1,916 (i)	12,984	(ii)	17,614

As of December 31, 2022:
Expected credit loss rate:		0%	9%	29%	34%		19%
Gross carrying amount (CNY)	—	18,406	15,195	6,399	30,905		70,905
Impairment allowances (CNY)		5	1,299	1,881	10,440	(ii)	13,625
Impairment allowances (US$)		1	188	273	1,514		1,976

(i)	The impairment allowances included CNY221 as of December 31, 2021, for specific trade receivables which were considered to be in default due to conditions which indicated that the Group was unlikely to receive the outstanding contractual amounts in full.

(ii)	The impairment allowances included an amount of CNY4,646 and CNY4,600 (US$667) as of December 31, 2021 and 2022, respectively, for specific trade receivables which were considered to be in default due to conditions which indicated that the Group was unlikely to receive the outstanding contractual amounts in full.